Information on the Asset Types and the Associated Transactions (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans where associated liability is recourse only to transferred assets [Abstract]
Carrying value	€ 0	€ 108
Fair value	0	108
Net position of associated liabilities	€ 0	€ 0